UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

BTS Managed Income Fund - Class A (BTSAX)

Class A (BTSAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
BTS Managed Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,489
$10,443
$9,917
12/31/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	BTS Managed Income Fund	BTS Managed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
12/31/18	$10,000	$9,497	$10,000
06/30/19	$10,226	$9,711	$10,611
06/30/20	$10,901	$10,353	$11,539
06/30/21	$11,315	$10,745	$11,500
06/30/22	$9,803	$9,310	$10,317
06/30/23	$9,990	$9,487	$10,220
06/30/24	$10,443	$9,917	$10,489

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund
Without Load	1.54%	4.53%	0.42%	0.79%
With Load	- 2.31%	0.61%	- 0.61%	- 0.15%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
80.2%
Equity
12.9%
Mixed Allocation
4.0%
Money Market Funds
1.2%
Other Assets in Excess of Liabilities
1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	1.2%
Mixed Allocation	4.0%
Equity	12.9%
Fixed Income	80.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Managed Income Fund - Class A (BTSAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTSAX

BTS Managed Income Fund - Class C (BTSCX)

Class C (BTSCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.50%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,489
$10,156
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,270	$11,500
Jun-2022	$9,694	$10,317
Jun-2023	$9,792	$10,220
Jun-2024	$10,156	$10,489

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.06%	3.72%	- 0.14%	0.28%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	1.2%
Mixed Allocation	4.0%
Equity	12.9%
Fixed Income	80.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Managed Income Fund - Class C (BTSCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTSCX

BTS Managed Income Fund - Class I (BTSIX)

Class I (BTSIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.50%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,525
$10,489
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,328	$11,500
Jun-2022	$9,840	$10,317
Jun-2023	$10,042	$10,220
Jun-2024	$10,525	$10,489

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.67%	4.81%	0.58%	0.93%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	1.2%
Mixed Allocation	4.0%
Equity	12.9%
Fixed Income	80.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Managed Income Fund - Class I (BTSIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTSIX

BTS Managed Income Fund - Class R (BTSRX)

Class R (BTSRX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$99	2.00%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Managed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,489
$10,347
Dec-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,303	$11,500
Jun-2022	$9,777	$10,317
Jun-2023	$9,921	$10,220
Jun-2024	$10,347	$10,489

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.43%	4.29%	0.24%	0.62%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	1.2%
Mixed Allocation	4.0%
Equity	12.9%
Fixed Income	80.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Managed Income Fund - Class R (BTSRX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTSRX

BTS Tactical Fixed Income Fund

Class A (BTFAX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.87%Footnote Reference*

* Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
BTS Tactical Fixed Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,430
$9,831
$9,339
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	BTS Tactical Fixed Income Fund	BTS Tactical Fixed Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
06/30/14	$10,000	$9,500	$10,000
06/30/15	$9,922	$9,426	$10,186
06/30/16	$10,653	$10,121	$10,797
06/30/17	$11,344	$10,777	$10,763
06/30/18	$10,881	$10,337	$10,720
06/30/19	$10,963	$10,415	$11,564
06/30/20	$11,168	$10,609	$12,575
06/30/21	$11,301	$10,736	$12,533
06/30/22	$9,585	$9,106	$11,243
06/30/23	$9,484	$9,010	$11,137
06/30/24	$9,831	$9,339	$11,430

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund
Without Load	0.98%	3.65%	- 2.16%	- 0.17%
With Load	- 2.81%	- 0.24%	- 3.16%	- 0.68%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.3%
Money Market Funds
0.9%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income Fund - Class A (BTFAX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTFAX

BTS Tactical Fixed Income Fund

Class C (BTFCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.62%Footnote Reference*

* Annualized

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,430
$9,119
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,844	$10,186
Jun-2016	$10,495	$10,797
Jun-2017	$11,085	$10,763
Jun-2018	$10,551	$10,720
Jun-2019	$10,562	$11,564
Jun-2020	$10,677	$12,575
Jun-2021	$10,725	$12,533
Jun-2022	$9,017	$11,243
Jun-2023	$8,862	$11,137
Jun-2024	$9,119	$11,430

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	0.62%	2.90%	- 2.90%	- 0.92%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income Fund - Class C (BTFCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTFCX

BTS Tactical Fixed Income Fund

Class I (BTFIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.62%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,121
$9,980
May-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Jun-2015	$9,840	$9,910
Jun-2016	$10,592	$10,505
Jun-2017	$11,307	$10,472
Jun-2018	$10,878	$10,430
Jun-2019	$10,989	$11,251
Jun-2020	$11,216	$12,234
Jun-2021	$11,387	$12,194
Jun-2022	$9,679	$10,939
Jun-2023	$9,602	$10,836
Jun-2024	$9,980	$11,121

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	1.11%	3.94%	- 1.91%	- 0.02%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income Fund - Class I (BTFIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTFIX

BTS Tactical Fixed Income Fund

Class R (BTFRX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	2.12%Footnote Reference*

* Annualized

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

BTS Tactical Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$11,139
$9,554
May-2015
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
May-2015	$10,000	$10,000
Jun-2015	$9,860	$9,926
Jun-2016	$10,565	$10,522
Jun-2017	$11,221	$10,489
Jun-2018	$10,736	$10,447
Jun-2019	$10,803	$11,269
Jun-2020	$10,962	$12,254
Jun-2021	$11,072	$12,213
Jun-2022	$9,367	$10,956
Jun-2023	$9,242	$10,854
Jun-2024	$9,554	$11,139

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	0.71%	3.38%	- 2.43%	- 0.50%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.9%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

BTS Tactical Fixed Income Fund - Class R (BTFRX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.btsfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-BTFRX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BTS Managed Income Fund

Class A

BTSAX

Class C

BTSCX

Class I

BTSIX

Class R

BTSRX

BTS Tactical Fixed Income Fund

Class A

BTFAX

Class C

BTFCX

Class I

BTFIX

Class R

BTFRX

Semi-Annual Financial Statements

June 30, 2024

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 12.9%
6,755	Alerian MLP ETF	$324,105
928	Communication Services Select Sector SPDR Fund	79,492
1,760	Energy Select Sector SPDR Fund	160,424
1,311	Invesco Global Listed Private Equity ETF	80,089
438	Vanguard Dividend Appreciation ETF	79,957
806	Vanguard Financials ETF	80,503
341	Vanguard Industrials ETF	80,210
1,079	Vanguard Utilities ETF	159,606
		1,044,386
	FIXED INCOME - 80.2%
7,649	Invesco Senior Loan ETF	160,935
13,451	Invesco Variable Rate Preferred ETF	322,286
2,580	iShares 20+ Year Treasury Bond ETF	236,792
7,872	iShares Floating Rate Bond ETF	402,180
901	iShares J.P. Morgan USD Emerging Markets Bond ETF	79,720
1,509	iShares National Muni Bond ETF	160,784
2,999	iShares TIPS Bond ETF	320,233
14,296	iShares Treasury Floating Rate Bond ETF	724,236
7,909	Janus Henderson AAA CLO ETF	402,411
8,176	Janus Henderson B-BBB CLO ETF	402,096
3,848	SPDR Blackstone Senior Loan ETF	160,846
3,335	SPDR Bloomberg Convertible Securities ETF	240,320
5,099	SPDR Bloomberg High Yield Bond ETF	480,684
8,399	SPDR Bloomberg International Corporate Bond ETF	241,177
14,968	SPDR Bloomberg International Treasury Bond ETF	320,764
6,289	SPDR Nuveen Bloomberg High Yield Municipal Bond	159,992
3,099	VanEck High Yield Muni ETF	160,063
42,954	Xtrackers USD High Yield Corporate Bond ETF	1,523,150
		6,498,669

See accompanying notes to financial statements.

BTS MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1% (Continued)
	MIXED ALLOCATION - 4.0%
17,098	Invesco CEF Income Composite ETF	$321,784

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,690,345)	7,864,839

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
93,003	Fidelity Government Portfolio, Class I, 5.20% (Cost $93,003)(a)	93,003

	TOTAL INVESTMENTS - 98.3% (Cost $7,783,348)	$7,957,842
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	139,791
	NET ASSETS - 100.0%	$8,097,633

CEF	- Closed-End Fund

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MLP	- Master Limited Partnership

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

BTS TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
46,038	SPDR Bloomberg Convertible Securities ETF	$3,317,498
139,236	SPDR Bloomberg High Yield Bond ETF	13,125,778
63,182	VanEck High Yield Muni ETF	3,263,350
1,259,617	Xtrackers USD High Yield Corporate Bond ETF	44,666,019
	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,490,695)	64,372,645

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
570,337	Fidelity Government Portfolio, Class I, 5.20% (Cost $570,337)(a)	570,337

	TOTAL INVESTMENTS - 100.2% (Cost $63,061,032)	$64,942,982
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(129,800)
	NET ASSETS - 100.0%	$64,813,182

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

	BTS		BTS
	Managed Income		Tactical Fixed Income
ASSETS	Fund		Fund
Investment securities:
At cost	$7,783,348		$63,061,032
At fair value	$7,957,842		$64,942,982
Receivable for fund shares sold	—		210
Receivable for investments sold	1,210,488		—
Interest and dividends receivable	2,207		2,164
Receivable due from advisor	30,818		—
Prepaid expenses and other assets	53,803		29,953
TOTAL ASSETS	9,255,158		64,975,309

LIABILITIES
Payable for investments purchased	1,143,704		—
Payable to related parties	8,333		19,569
Distribution (12b-1) fees payable	415		15,776
Investment advisory fees payable	—		54,330
Payable for fund shares redeemed	—		58,322
Accrued expenses and other liabilities	5,073		14,130
TOTAL LIABILITIES	1,157,525		162,127
NET ASSETS	$8,097,633		$64,813,182

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$11,867,977		$174,973,671
Accumulated losses	(3,770,344)		(110,160,489)
NET ASSETS	$8,097,633		$64,813,182

Net Asset Value Per Share:
Class A Shares:
Net Assets	$222,433		$15,607,241
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	23,702		2,035,382
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.38	(2)	$7.67
Maximum offering price per share (Maximum sales charge of 3.75%) (1)	$9.75		$7.97

Class C Shares:
Net Assets	$458,742		$14,359,098
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	48,998		1,890,074
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.36		$7.60

Class I Shares:
Net Assets	$7,381,203		$34,136,771
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	787,160		4,471,281
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.38		$7.63	(2)

Class R Shares:
Net Assets	$35,255		$710,072
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,752		92,947
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.40		$7.64

(1)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

(2)	The NAV shown above differs from the last traded NAV on June 28, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

BTS Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2024

	BTS	BTS
	Managed Income	Tactical Fixed Income
	Fund	Fund
INVESTMENT INCOME
Dividends	$193,174	$1,692,372
Interest	5,507	16,634
Securities lending income	—	17,187
TOTAL INVESTMENT INCOME	198,681	1,726,193

EXPENSES
Investment advisory fees	26,965	347,906
Distribution (12b-1) fees, Class A shares	274	20,998
Distribution (12b-1) fees, Class C shares	1,592	75,126
Distribution (12b-1) fees, Class R shares	128	2,443
Registration fees	26,453	32,352
Accounting services fees	22,721	22,455
Administrative services fees	14,619	39,795
Transfer agent fees	12,417	57,802
Audit and tax fees	11,426	11,424
Trustees fees and expenses	8,672	8,706
Legal fees	7,156	7,088
Compliance officer fees	4,158	10,161
Printing and postage expenses	3,914	6,520
Custodian fees	2,538	4,012
Third party administrative servicing fees	2,330	14,704
Insurance expense	1,540	1,967
Other expenses	2,612	2,239
TOTAL EXPENSES	149,515	665,698

Less: Fees waived/reimbursed by the Advisor	(84,884)	—

NET EXPENSES	64,631	665,698

NET INVESTMENT INCOME	134,050	1,060,495

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments	(5,342)	79,943
Net change in unrealized appreciation (depreciation) of investments	8,144	(564,218)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,802	(484,275)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,852	$576,220

See accompanying notes to financial statements.

BTS Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023

FROM OPERATIONS
Net investment income	$134,050	$575,018
Net realized loss from investments	(5,342)	(1,146,069)
Net change in unrealized appreciation of investments	8,144	1,025,375
Net increase in net assets resulting from operations	136,852	454,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(3,396)	(5,866)
Class C	(5,258)	(3,579)
Class I	(125,977)	(441,036)
Class R	(499)	(2,507)
Net decrease in net assets from distributions to shareholders	(135,130)	(452,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	19,278
Class C	244,999	—
Class I	2,042,892	2,084,643
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	3,396	5,866
Class C	5,258	3,535
Class I	101,548	436,583
Class R	499	2,507
Payments for shares redeemed:
Class A	(642)	(93,124)
Class C	(12,941)	(21,042)
Class I	(1,791,135)	(13,115,572)
Class R	(86,289)	(20,000)
Net increase (decrease) in net assets from shares of beneficial interest	507,585	(10,697,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	509,307	(10,695,990)

NET ASSETS
Beginning of Period	7,588,326	18,284,316
End of Period	$8,097,633	$7,588,326

SHARE ACTIVITY
Class A:
Shares sold	—	2,091
Shares reinvested	360	642
Shares redeemed	(68)	(10,048)
Net increase (decrease) in shares of beneficial interest outstanding	292	(7,315)

Class C:
Shares sold	26,081	—
Shares reinvested	560	388
Shares redeemed	(1,376)	(2,296)
Net increase (decrease) in shares of beneficial interest outstanding	25,265	(1,908)

Class I:
Shares sold	218,122	226,766
Shares reinvested	10,779	47,902
Shares redeemed	(190,809)	(1,460,502)
Net increase (decrease) in shares of beneficial interest outstanding	38,092	(1,185,834)

Class R:
Shares reinvested	53	274
Shares redeemed	(9,266)	(2,166)
Net decrease in shares of beneficial interest outstanding	(9,213)	(1,892)

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023

FROM OPERATIONS
Net investment income	$1,060,495	$2,996,795
Net realized gain (loss) from investments	79,943	(4,453,218)
Net change in unrealized appreciation (depreciation) of investments	(564,218)	2,845,139
Net increase in net assets resulting from operations	576,220	1,388,716

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid
Class A	(257,914)	(753,650)
Class C	(185,166)	(465,583)
Class I	(619,823)	(1,685,828)
Class R	(11,081)	(34,258)
Net decrease in net assets from distributions to shareholders	(1,073,984)	(2,939,319)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	57,182	671,016
Class C	357,609	155,893
Class I	4,500,126	4,568,438
Class R	5,591	6,775
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	224,325	634,910
Class C	159,243	403,194
Class I	513,751	1,527,781
Class R	9,581	30,358
Payments for shares redeemed:
Class A	(3,784,101)	(10,780,232)
Class C	(2,117,238)	(6,495,206)
Class I	(8,684,126)	(33,731,810)
Class R	(245,121)	(844,665)
Net decrease in net assets from shares of beneficial interest	(9,003,178)	(43,853,548)

TOTAL DECREASE IN NET ASSETS	(9,500,942)	(45,404,151)

NET ASSETS
Beginning of Period	74,314,124	119,718,275
End of Period	$64,813,182	$74,314,124

SHARE ACTIVITY
Class A:
Shares sold	3,111	85,882
Shares reinvested	33,444	82,375
Shares redeemed	(491,632)	(1,391,690)
Net decrease in shares of beneficial interest outstanding	(455,077)	(1,223,433)

Class C:
Shares sold	46,526	20,170
Shares reinvested	20,871	52,794
Shares redeemed	(277,494)	(844,332)
Net decrease in shares of beneficial interest outstanding	(210,097)	(771,368)

Class I:
Shares sold	587,701	587,022
Shares reinvested	66,970	199,037
Shares redeemed	(1,132,134)	(4,366,775)
Net decrease in shares of beneficial interest outstanding	(477,463)	(3,580,716)

Class R:
Shares sold	729	868
Shares reinvested	1,249	3,953
Shares redeemed	(31,826)	(108,993)
Net decrease in shares of beneficial interest outstanding	(29,848)	(104,172)

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	(Unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.39		$9.12		$10.66	$10.92	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.14		0.30		0.18	0.12	0.96	0.21
Net realized and unrealized gain (loss) on investments	0.00	(11)	0.18	(6)	(1.51)	(0.26)	(0.09)	0.20
Total from investment operations	0.14		0.48		(1.33)	(0.14)	0.87	0.41

Less distributions from:
Net investment income	(0.15)		(0.21)		(0.21)	(0.12)	(0.14)	(0.20)
Return of capital	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.15)		(0.21)		(0.21)	(0.12)	(0.15)	(0.21)

Net asset value, end of period	$9.38		$9.39		$9.12	$10.66	$10.92	$10.20

Total return (2)	1.43	% (7)(9)	5.37%		(12.45)%	(1.28)%	8.53%	4.06	% (9)

Net assets, at end of period (000)’s	$222	(5)	$220		$280	$321	$34	$0	(5)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.81	% (10)	2.38	% (8)	2.07%	1.84%	2.60%	13.86	% (10)
Ratio of net expenses to average net assets (3)	1.75	% (10)	1.77	% (8)	1.75%	1.75%	1.75%	1.75	% (10)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	0.95	% (10)	2.55%		1.60%	1.04%	7.17%	(10.32	)% (10)
Ratio of net investment income to average net assets (3,4)	3.00	% (10)	3.24%		1.93%	1.13%	8.02%	1.79	% (10)

Portfolio Turnover Rate	45	% (9)	165%		277%	243%	281%	163	% (9)

*	The inception date of the Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Less than $1,000.

(6)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

(11)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	(Unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.37		$9.12		$10.67	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.11		0.24		0.11	0.04	0.62	0.21
Net realized and unrealized gain (loss) on investments	0.00	(11)	0.16	(6)	(1.51)	(0.26)	0.25	0.20
Total from investment operations	0.11		0.40		(1.40)	(0.22)	0.87	0.41

Less distributions from:
Net investment income	(0.12)		(0.15)		(0.15)	(0.04)	(0.13)	(0.20)
Return of capital	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.12)		(0.15)		(0.15)	(0.04)	(0.14)	(0.21)

Net asset value, end of period	$9.36		$9.37		$9.12	$10.67	$10.93	$10.20

Total return (2)	1.17	% (7)(9)	4.43%		(13.15)%	(2.00)%	8.53%	4.06	% (9)

Net assets, at end of period (000’s)	$459	(5)	$222		$234	$320	$196	$0	(5)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.56	% (10)	3.13	% (8)	2.82%	2.59%	3.35%	14.61	% (10)
Ratio of net expenses to average net assets (3)	2.50	% (10)	2.52	% (8)	2.50%	2.50%	2.50%	2.50	% (10)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	0.26	% (10)	1.83%		0.78%	0.25%	4.69%	(11.07	)% (10)
Ratio of net investment income to average net assets (3,4)	2.33	% (10)	2.56%		1.10%	0.34%	5.54%	1.04	% (10)

Portfolio Turnover Rate	45	% (9)	165%		277%	243%	281%	163	% (9)

*	The inception date of the Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Less than $1,000.

(6)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(9)	Not annualized.

(10)	Annualized.

(11)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	(Unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.38		$9.11		$10.66	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.15		0.33		0.21	0.15	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.01		0.18	(5)	(1.52)	(0.27)	0.66	0.20
Total from investment operations	0.16		0.51		(1.31)	(0.12)	0.88	0.41

Less distributions from:
Net investment income	(0.16)		(0.24)		(0.24)	(0.15)	(0.14)	(0.20)
Return of capital	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.16)		(0.24)		(0.24)	(0.15)	(0.15)	(0.21)

Net asset value, end of period	$9.38		$9.38		$9.11	$10.66	$10.93	$10.20

Total return (2)	1.67	% (7)	5.65%		(12.32)%	(1.14)%	8.63%	4.06	% (7)

Net assets, at end of period (000’s)	$7,381		$7,024		$17,634	$24,261	$19,969	$1,156

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	3.56	% (8)	2.13	% (6)	1.82%	1.59%	2.35%	13.61	% (8)
Ratio of net expenses to average net assets (3)	1.50	% (8)	1.52	% (6)	1.50%	1.50%	1.50%	1.50	% (8)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	1.24	% (8)	2.96%		1.84%	1.24%	1.16%	(10.07	)% (8)
Ratio of net investment income to average net assets (3,4)	3.28	% (8)	3.56%		2.16%	1.33%	2.01%	2.04	% (8)

Portfolio Turnover Rate	45	% (7)	165%		277%	243%	281%	163	% (7)

*	The inception date of the Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(6)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

BTS Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the		For the	For the	For the	For the
	June 30, 2024		Year Ended		Year Ended	Year Ended	Year Ended	Period* Ended
	(Unaudited)		December 31, 2023		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$9.40		$9.14		$10.68	$10.93	$10.20	$10.00

Activity from investment operations:
Net investment income (1)	0.08		0.28		0.12	0.09	0.41	0.21
Net realized and unrealized gain (loss) on investments	0.05		0.17	(6)	(1.48)	(0.25)	0.46	0.20
Total from investment operations	0.13		0.45		(1.36)	(0.16)	0.87	0.41

Less distributions from:
Net investment income	(0.13)		(0.19)		(0.18)	(0.09)	(0.13)	(0.20)
Return of capital	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.13)		(0.19)		(0.18)	(0.09)	(0.14)	(0.21)

Net asset value, end of period	$9.40		$9.40		$9.14	$10.68	$10.93	$10.20

Total return (2)	1.43	% (8)	4.99%		(12.72)%	(1.45)%	8.56%	4.06	% (8)

Net assets, at end of period (000’s)	$35		$122		$136	$541	$343	$0	(5)

Ratio of gross expenses before waiver/reimbursement to average net assets (3)	4.06	% (9)	2.63	% (7)	2.32%	2.09%	2.85%	14.11	% (9)
Ratio of net expenses to average net assets (3)	2.00	% (9)	2.02	% (7)	2.00%	2.00%	2.00%	2.00	% (9)
Ratio of net investment income (loss) before waiver/reimbursement to average net assets (3,4)	(0.29	)% (9)	2.29%		0.92%	0.75%	2.89%	(10.57	)% (9)
Ratio of net investment income to average net assets (3,4)	1.77	% (9)	3.01%		1.19%	0.84%	3.74%	1.54	% (9)

Portfolio Turnover Rate	45	% (8)	165%		277%	243%	281%	163	% (8)

*	The inception date of the Fund is December 31, 2018 and the Fund commenced operations on January 25, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Less than $1,000.

(6)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(7)	Includes 0.02% for the year ended December 31, 2023 attributed to custody overdraft fees which are not subject to waiver by the Adviser.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$7.72		$7.83	$9.17	$9.53	$9.46	$9.36

Activity from investment operations:
Net investment income (1)	0.12		0.24	0.15	0.14	0.07	0.27
Net realized and unrealized gain (loss) on investments	(0.04)		(0.08)	(1.32)	(0.34)	0.07	0.13
Total from investment operations	0.08		0.16	(1.17)	(0.20)	0.14	0.40

Less distributions from:
Net investment income	(0.13)		(0.27)	(0.17)	(0.16)	(0.07)	(0.28)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.13)		(0.27)	(0.17)	(0.16)	(0.07)	(0.30)

Net asset value, end of period	$7.67		$7.72	$7.83	$9.17	$9.53	$9.46

Total return (2)	0.98	% (5)	2.10%	(12.80)%	(2.18)%	1.43%	4.30%

Net assets, at end of period (000’s)	$15,607		$19,236	$29,097	$46,556	$81,714	$85,500

Ratio of expenses to average net assets (3)	1.87	% (6)	1.73%	1.65%	1.54%	1.47%	1.49%
Ratio of net investment income to average net assets (3,4)	3.03	% (6)	3.10%	1.78%	1.46%	0.75%	2.85%

Portfolio Turnover Rate	21	% (5)	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$7.65		$7.76	$9.10	$9.47	$9.42	$9.32

Activity from investment operations:
Net investment income (1)	0.09		0.18	0.09	0.07	0.00 (5)	0.20
Net realized and unrealized gain (loss) on investments	(0.04)		(0.08)	(1.31)	(0.35)	0.06	0.13
Total from investment operations	0.05		0.10	(1.22)	(0.28)	0.06	0.33

Less distributions from:
Net investment income	(0.10)		(0.21)	(0.12)	(0.09)	(0.01)	(0.21)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.10)		(0.21)	(0.12)	(0.09)	(0.01)	(0.23)

Net asset value, end of period	$7.60		$7.65	$7.76	$9.10	$9.47	$9.42

Total return (2)	0.62	% (7)	1.33%	(13.43)%	(2.96)%	0.67%	3.53%

Net assets, at end of period (000’s)	$14,359		$16,074	$22,295	$38,380	$63,806	$77,732

Ratio of expenses to average net assets (3)	2.62	% (6)	2.48%	2.40%	2.29%	2.22%	2.24%

Ratio of net investment income to average net assets (3,4)	2.32	% (6)	2.40%	0.99%	0.79%	0.00%	2.10%

Portfolio Turnover Rate	21	% (7)	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Represents less than $0.005 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$7.69		$7.80	$9.13	$9.50	$9.43	$9.33

Activity from investment operations:
Net investment income (1)	0.13		0.26	0.16	0.17	0.10	0.29
Net realized and unrealized gain (loss) on investments	(0.05)		(0.08)	(1.30)	(0.36)	0.06	0.13
Total from investment operations	0.08		0.18	(1.14)	(0.19)	0.16	0.42

Less distributions from:
Net investment income	(0.14)		(0.29)	(0.19)	(0.18)	(0.09)	(0.30)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.14)		(0.29)	(0.19)	(0.18)	(0.09)	(0.32)

Net asset value, end of period	$7.63		$7.69	$7.80	$9.13	$9.50	$9.43

Total return (2)	0.98	% (5)(6)	2.38%	(12.51)%	(2.03)%	1.69%	4.59%

Net assets, at end of period (000’s)	$34,137		$38,059	$66,555	$153,501	$321,023	$270,389

Ratio of expenses to average net assets (3)	1.62	% (7)	1.48%	1.40%	1.29%	1.22%	1.24%

Ratio of net investment income to average net assets (3,4)	3.33	% (7)	3.28%	1.85%	1.77%	1.09%	3.10%

Portfolio Turnover Rate	21	% (6)	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019
Net asset value, beginning of period	$7.69		$7.80	$9.13	$9.50	$9.44	$9.34

Activity from investment operations:
Net investment income (1)	0.11		0.21	0.12	0.12	0.05	0.25
Net realized and unrealized gain (loss) on investments	(0.05)		(0.07)	(1.30)	(0.36)	0.06	0.13
Total from investment operations	0.06		0.14	(1.18)	(0.24)	0.11	0.38

Less distributions from:
Net investment income	(0.11)		(0.25)	(0.15)	(0.13)	(0.05)	(0.26)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	(0.11)		(0.25)	(0.15)	(0.13)	(0.05)	(0.28)

Net asset value, end of period	$7.64		$7.69	$7.80	$9.13	$9.50	$9.44

Total return (2)	0.84	% (5)(6)	1.83%	(12.93)%	(2.55)%	1.22%	4.05%

Net assets, at end of period (000’s)	$710		$945	$1,771	$3,302	$5,674	$6,526

Ratio of expenses to average net assets (3)	2.12	% (7)	1.98%	1.90%	1.79%	1.72%	1.74%
Ratio of net investment income to average net assets (3,4)	2.86	% (7)	2.78%	1.49%	1.25%	0.55%	2.60%

Portfolio Turnover Rate	21	% (6)	463%	899%	513%	1655%	493%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024

1.	ORGANIZATION

BTS Managed Income Fund (“Managed Income Fund”) and BTS Tactical Fixed Income Fund (“Fixed Income Fund”), each a “Fund” and together, the “Funds”, are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fixed Income Fund commenced operations on May 31, 2013 and the Managed Income Fund commenced operations on January 25, 2019. The investment objectives of each Fund are to seek to provide total return.

Each Fund currently offers four classes of shares: Class A shares, Class C shares, Class I shares and Class R shares. For the Fixed Income Fund the Class A shares and Class C shares commenced operations on May 31, 2013, Class I shares commenced operations on May 27, 2015 and Class R shares commenced operations on May 5, 2015. The Managed Income Fund’s Class A shares, Class C shares, Class I shares and Class R shares commenced operations on January 25, 2019. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 3.75% for each Fund. Class C shares, Class I shares and Class R shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds are “fund of funds”, in that they will generally invest in other investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables, summarizes the inputs used as of June 30, 2024 for the Funds’ investments measured at fair value:

Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,864,839	$—	$—	$7,864,839
Short Term Investment	93,003	—	—	93,003
Total Investments	$7,957,842	$—	$—	$7,957,842

Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$64,372,645	$—	$—	$64,372,645
Short Term Investment	570,337	—	—	570,337
Total Investments	$64,942,982	$—	$—	$64,942,982

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on the Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023 or expected to be taken in the Funds’ December 31, 2024 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds may make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Funds.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Managed Income Fund	$3,991,519	$3,609,209
Fixed Income Fund	14,660,834	24,130,232

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fixed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fixed Income Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Managed Income Fund’s average daily net assets. For the six months ended June 30, 2024, the Funds incurred fees as follows:

Advisory Fees
Managed Income Fund	$26,965
Fixed Income Fund	347,906

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

(such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of the Funds’ service providers (other than the Advisor))) at least until April 30, 2025, so that the total annual operating expenses of the Fixed Income Fund do not exceed 2.00%, 2.75%, 1.75%, and 2.25% of the average daily net assets of the Fixed Income Fund’s Class A, Class C, Class I, and Class R shares, respectively, and that the annual operating expenses of Managed Income Fund do not exceed 1.75%, 2.50%, 1.50% and 2.00% of the average daily net assets of the Managed Income Fund’s Class A, Class C, Class I and Class R shares respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.

For the six months ended June 30, 2024, the Advisor waived fees and reimbursed expenses pursuant to the Waiver Agreement as follows:

Advisory Fees Waived
Managed Income Fund	$84,884
Fixed Income Fund	—

As of June 30, 2024, the Advisor may recapture all or a portion of the waived fees no later than the date stated below:

	December 31, 2024	December 31, 2025	December 31, 2026	Total
Managed Income Fund	$21,506	$73,687	$99,003	$194,196
Fixed Income Fund	—	—	—	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, for Class A, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Funds may pay an annual rate of 0.25% of the average daily net assets of the Funds’ Class A shares, 1.00% of the average daily net assets for the Funds’ Class C shares, and 0.50% of the average daily net assets for the Funds’ Class R shares for distribution and shareholder service activities. For the six months ended June 30, 2024, the Funds incurred distribution fees as follows:

	Class A	Class C	Class R
Managed Income Fund	$274	$1,592	$128
Fixed Income Fund	20,998	75,126	2,443

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2024, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Managed Income Fund	$—	$—
Fixed Income Fund	33	5

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Income Fund	$7,828,711	$200,120	$(70,989)	$129,131
Fixed Income Fund	$63,061,032	$1,882,857	$(907)	$1,881,950

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2023, and December 31, 2022, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2023	Income	Capital Gains	Capital	Total
Managed Income Fund	$452,988	$—	$—	$452,988
Tactical Fixed Income Fund	2,939,319	—	—	2,939,319

For fiscal year ended	Ordinary	Long-Term	Return of
12/31/2022	Income	Capital Gains	Capital	Total
Managed Income Fund	$302,355	$209,499	$—	$511,854
Tactical Fixed Income Fund	2,823,490	—	—	2,823,490

As of December 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Managed Income Fund	$263,727	$—	$—	$(4,156,780)	$—	$120,987	$(3,772,066)
Tactical Fixed Income Fund	465,374	—	—	(112,574,267)	—	2,446,168	(109,662,725)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Managed Income Fund	2,117,806	2,038,974	4,156,780	—
Tactical Fixed Income Fund	112,574,267	—	112,574,267	—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements

BTS Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2024

with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. The Funds did not have any securities lending transactions accounted for as secured borrowings outstanding as of June 30, 2024.

8.	LINE OF CREDIT

The Fixed Income Fund and the Managed Income Fund have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount the Fixed Income Fund is allowed to borrow under its agreement is the lesser of $18,000,000, or 20% of the gross market value of the Fixed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fixed Income Fund. The maximum amount the Managed Income Fund is allowed to borrow under its agreement is the lesser of $2,000,000 or 20% of the gross market value of the Managed Income Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Managed Income Fund. Borrowings under each agreement bear interest at the Prime Rate of 8.5% as of June 30, 2024, per annum, on the principal balance outstanding. The maturity date of each line of credit is July 29, 2024. During the six months ended June 30, 2024, the Fixed Income Fund and the Managed Income Fund did not draw upon or access the line of credit. As a result, average borrowings and the average interest rate on the line during the six months ended June 30, 2024, were $0 and 0%, respectively, for both the Fixed Income Fund and the Managed Income Fund.

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fixed Income Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (the “HYLB ETF”). The HYLB ETF seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index; a rules-based, market value weighted index engineered to mirror the performance of high-yield-rated corporate bonds issued in U.S. dollars. The Fixed Income Fund may redeem its investment from the HYLB ETF at any time if the Advisor determines that it is in the best interest of the Fixed Income Fund and its shareholders to do so. The performance of the Fixed Income Fund will be directly affected by the performance of the HYLB ETF. The financial statements of the HYLB ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fixed Income Fund’s financial statements. As of June 30, 2024, the percentage of the Fixed Income Fund’s net assets invested in the HYLB ETF was 68.9%.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Pershing LLC	Managed Income Fund	41.7%
Pershing LLC	Tactical Fixed Income Fund	39.7%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
55 Old Bedford Road, Suite 203
Lincoln, MA 01773

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)   Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/06/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	09/06/24

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	09/06/24